Loan Receivable, Net (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 221,508,266	$ 181,556,785
Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	65,312,461	80,468,274
Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	150,440,890	92,890,138
Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	5,754,915	8,198,373
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	108,913,922	56,215,822
Business loans [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	29,176,804	36,515,140
Business loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	75,665,930	13,861,166
Business loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	4,071,188	5,839,516
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	112,594,344	125,340,963
Personal loans [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	36,135,657	43,953,134
Personal loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	74,774,960	79,028,972
Personal loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 1,683,727	$ 2,358,857